SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - Recurring basis - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Money market funds	$ 162	$ 3,228	$ 378
Total financial assets	162	3,228
Convertible debt subject to credit risk analysis	9,560
Total financial liabilities	9,560
Level 1
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Money market funds	162	3,228	$ 378
Total financial assets	162	$ 3,228
Level 2
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convertible debt subject to credit risk analysis	9,560
Total financial liabilities	$ 9,560